LOANS AND FINANCING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LOANS AND FINANCING
Total Loans and Financing	R$ 13,138,823	R$ 13,367,841
Current	1,544,211	1,822,183
Non-current	R$ 11,594,612	11,545,658
Annual charges (as a percent)	5.73%
Working capital
LOANS AND FINANCING
Total Loans and Financing	R$ 107,312	2,424,246
Annual charges (as a percent)	4.91%
Financing of property, plant and equipment and others
LOANS AND FINANCING
Total Loans and Financing	R$ 843,099	1,205,281
Annual charges (as a percent)	8.89%
Ten/Thirty Year Bonds
LOANS AND FINANCING
Total Loans and Financing	R$ 12,188,412	R$ 9,738,314
Annual charges (as a percent)	5.56%